Prepayments and other receivables (Schedule of Movements on the Group Provision for Impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Prepayments And Other Receivables [Abstract]
At 1 January	$ 144	$ 550
Foreign exchange (loss) income	(13)	(25)
Uses	(124)	(381)
At 31 December	$ 7	$ 144